Financial gain (loss)	12 Months Ended
Dec. 31, 2023
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Interest on Kreos 1 & 2 straight bond loans	(2,344)	(3,737)	(760)
Interest on convertible loan notes	(1,064)	(2,641)	(3,935)
Interest on conditional advances	(145)	(196)	(176)
Interest on royalty certificates	—	(356)	(8,942)
Interest on lease liabilities	(5)	(10)	(13)
Increase in derivatives fair value	—	—	(3,046)
Loss on derecognition of financial liabilities	—	—	(3,431)
Transaction costs	—	—	(1,924)
Foreign exchange losses	—	—	(5,573)
Other	(2)	(83)	(73)
Financial expenses	(3,561)	(7,022)	(27,875)
Interest income	—	—	2,418
Decrease/(increase) in derivatives fair value	2,425	9,366	1,006
Decrease/(increase) in other liabilities at fair value through profit and loss	—	1,446	3,198
Effect of unwinding the discount related to advances made to CROs	—	—	355
Day-one gain on recognition of financial liabilities	—	—	212
Gain on derecognition of financial liabilities	—	—	192
Other financial income	84	306	130
Financial income	2,509	11,118	7,511
Financial gain (loss)	(1,052)	4,096	(20,364)
Increases and decreases in the fair value of derivatives are detailed in Notes 15.1, 15.3 and 15.12.
Increases and decreases in other liabilities at FVTPL relate to the Prosynergia earn-out liability for the year ended December 31, 2022
(see Note 15.9) and the Heights notes for the year ended December 31, 2023 (see Note 15.2).
Transaction costs for the year ended December 31, 2023 mainly relate to Heights notes.
Gains and losses on the recognition and derecognition of financial liabilities are set forth in Notes 15.2. to 15.5.
Foreign exchange losses for the year ended December 31, 2023 mainly relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of December 31, 2023 (see Note 11), resulting in a loss of €3,196 thousand, and to a €1,488 thousand loss resulting from foreign exchange operations.